Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	¥ 390,080		¥ 94,787	¥ 371,354
Deferred income tax expense (benefit)	91,882		56,419	(96,643)
Total	¥ 481,962	$ 69,230	¥ 151,206	¥ 274,711